Fees Summary	Apr. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	4,627.58
Total Fee Amount	20,715.00
Total Offset Amount	13,743.04
Net Fee	$ 2,344.38